Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 361	€ 199
Capitalized contract cost, non-current	1,072	497
Assets recognised from costs to obtain or fulfil contracts with customers	1,433	696
Other current non-financial assets	889	725
Other non-current non-financial assets	1,301	687
Other non-financial assets	€ 2,191	€ 1,411
Capitalized contract cost as % of other non-financial assets, current	41.00%
Capitalized contract cost as % of other non-financial assets, non-current	82.00%
Capitalized contract cost as % of other non-financial assets	65.00%
Costs to obtain contracts with customers
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 326
Capitalized contract cost, non-current	1,006
Assets recognised from costs to obtain or fulfil contracts with customers	1,332
Amortization expenses of capitalized contract costs	€ 231
Commissions
Incremental Costs of Obtaining Customer Contracts
Amortization period	18 months to eight years
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period	six years
Capitalized contract cost, current	€ 35
Capitalized contract cost, non-current	66
Assets recognised from costs to obtain or fulfil contracts with customers	101
Amortization expenses of capitalized contract costs	€ 50